Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Corporate Debentures [Member]
Marketable securities	$ 13,457
US Government Or Government Agencies' Debentures [Member]
Marketable securities	2,700
Stocks And Mutual Funds [Member]
Trading securities	$ 209